SUPPLEMENT DATED SEPTEMBER 19, 2003 TO THE
                                                       TRAVELERS VINTAGE ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Vintage Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE SEPTEMBER 15, 2003, the Alliance Growth Portfolio changed its name to the Strategic Equity Portfolio. Therefore, all references to the "Alliance Growth Portfolio" are replaced with "Strategic Equity Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
   Strategic Equity Portfolio          Seeks capital appreciation. The       TIA
                                       Fund normally invests in equity       Subadviser: Fidelity
                                       securities, primarily in common       Management & Research Company
                                       stocks of domestic issuers, and
                                       is not constrained to any
                                       particular investment style.

The Minimum and Maximum Total Annual Fund Operating Expenses in the Fee Table
section is replaced with the following:

                                                                   MINIMUM                MAXIMUM
                                                                   (BEFORE                (BEFORE
                                                                REIMBURSEMENT)          REIMBURSEMENT)
                                                           ------------------------ ---------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                0.53%                  1.31%
(expenses that are deducted from fund assets,
including management fees, distribution and/or 12b-1
fees, and other expenses)

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                  DISTRIBUTION
                        MANAGEMENT FEE           AND/OR SERVICE          OTHER EXPENSES         TOTAL ANNUAL OPERATING
                        (BEFORE EXPENSE               FEES               (BEFORE EXPENSE           EXPENSES (BEFORE
FUNDING OPTION          REIMBURSEMENT)              (12B-1)              REIMBURSEMENT)         EXPENSE REIMBURSEMENT)#
-----------------    ----------------------    -------------------    ----------------------    ------------------------
TRAVELERS
SERIES FUND INC.
Smith Barney
Money Market
Portfolio.........           0.50%                    --                      0.03%                      0.53%

The Examples in the Fee Table section are supplemented as follows:

                                                                          IF CONTRACT IS NOT SURRENDERED
                                       IF CONTRACT IS SURRENDERED AT        OR ANNUITIZED AT THE END OF
                                         THE END OF PERIOD SHOWN:                  PERIOD SHOWN
                                     ----------------------------------  ----------------------------------
FUNDING OPTION                          1        3       5        10        1        3       5       10
                                      YEAR     YEARS   YEARS     YEARS    YEAR     YEARS   YEARS    YEARS
                                     -------  ------- -------  --------  -------  ------- -------  --------
TRAVELERS SERIES FUND INC.
  Smith Barney Money Market
     Portfolio                         804     1230    1281     2334      204      630     1081     2334



September  2003                                                          L-23034